Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated June 5, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information of the Funds listed below:
Invesco Oppenheimer Capital Appreciation Fund
Invesco Oppenheimer Developing Markets Fund
Invesco Oppenheimer Discovery Fund
Invesco Oppenheimer Discovery Mid Cap Growth Fund
Invesco Oppenheimer Emerging Markets Innovators Fund
Invesco Oppenheimer Emerging Markets Local Debt Fund
Invesco Oppenheimer Fundamental Alternatives Fund
Invesco Oppenheimer Global Fund
Invesco Oppenheimer Global Allocation Fund
Invesco Oppenheimer Global Focus Fund
Invesco Oppenheimer Global Opportunities Fund
Invesco Oppenheimer Global Strategic Income Fund
Invesco Oppenheimer Gold & Special Minerals Fund
Invesco Oppenheimer Government Money Market Fund
Invesco Oppenheimer International Bond Fund
Invesco Oppenheimer International Diversified Fund
Invesco Oppenheimer International Equity Fund
Invesco Oppenheimer International Small-Mid Company Fund
Invesco Oppenheimer Main Street All Cap Fund®
Invesco Oppenheimer Main Street Fund®
Invesco Oppenheimer Main Street Mid Cap Fund®
Invesco Oppenheimer Main Street Small Cap Fund®
Invesco Oppenheimer Master Event-Linked Bond Fund
Invesco Oppenheimer Master Loan Fund
Invesco Oppenheimer Rising Dividends Fund
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund
Invesco Oppenheimer Rochester® California Municipal Fund
Invesco Oppenheimer Rochester® High Yield Municipal Fund
Invesco Oppenheimer Rochester® Limited Term California Municipal
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund
Invesco Oppenheimer Rochester® New Jersey Municipal Fund
Invesco Oppenheimer Rochester® New York Municipals Fund
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund
Invesco Oppenheimer Senior Floating Rate Fund
Invesco Oppenheimer Senior Floating Rate Plus Fund
Invesco Oppenheimer Short Term Municipal Fund
Invesco Oppenheimer SteelPath MLP Alpha Fund
Invesco Oppenheimer SteelPath MLP Alpha Plus Fund
Invesco Oppenheimer SteelPath MLP Income Fund
Invesco Oppenheimer SteelPath MLP Select 40 Fund
Invesco Oppenheimer Total Return Bond Fund

This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information of the above referenced funds (each a “Fund” and collectively the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
Effective on or about September 30, 2020, the name of each Fund and all references thereto are changing as indicated below:
Current Name	New Name
Invesco Oppenheimer Capital Appreciation Fund	Invesco Capital Appreciation Fund
Invesco Oppenheimer Developing Markets Fund	Invesco Developing Markets Fund
Invesco Oppenheimer Discovery Fund	Invesco Discovery Fund
Invesco Oppenheimer Discovery Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund
Invesco Oppenheimer Emerging Markets Innovators Fund	Invesco Emerging Markets Innovators Fund
Invesco Oppenheimer Emerging Markets Local Debt Fund	Invesco Emerging Markets Local Debt Fund
Invesco Oppenheimer Fundamental Alternatives Fund	Invesco Fundamental Alternatives Fund
Invesco Oppenheimer Global Fund	Invesco Global Fund
Invesco Oppenheimer Global Allocation Fund	Invesco Global Allocation Fund
Invesco Oppenheimer Global Focus Fund	Invesco Global Focus Fund
Invesco Oppenheimer Global Opportunities Fund	Invesco Global Opportunities Fund
Invesco Oppenheimer Global Strategic Income Fund	Invesco Global Strategic Income Fund
Invesco Oppenheimer Gold & Special Minerals Fund	Invesco Gold & Special Minerals Fund
Invesco Oppenheimer Government Money Market Fund	Invesco U.S. Government Money Portfolio
Invesco Oppenheimer International Bond Fund	Invesco International Bond Fund
Invesco Oppenheimer International Diversified Fund	Invesco International Diversified Fund
Invesco Oppenheimer International Equity Fund	Invesco International Equity Fund
Invesco Oppenheimer International Small-Mid Company Fund	Invesco International Small-Mid Company Fund
Invesco Oppenheimer Main Street All Cap Fund®	Invesco Main Street All Cap Fund®
Invesco Oppenheimer Main Street Fund®	Invesco Main Street Fund®
Invesco Oppenheimer Main Street Mid Cap Fund®	Invesco Main Street Mid Cap Fund®
Invesco Oppenheimer Main Street Small Cap Fund®	Invesco Main Street Small Cap Fund®
Invesco Oppenheimer Master Event-Linked Bond Fund	Invesco Master Event-Linked Bond Fund
Invesco Oppenheimer Master Loan Fund	Invesco Master Loan Fund
Invesco Oppenheimer Rising Dividends Fund	Invesco Rising Dividends Fund

Current Name	New Name
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund	Invesco AMT-Free Municipal Income Fund
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund	Invesco Rochester® AMT-Free New York Municipal Fund
Invesco Oppenheimer Rochester® California Municipal Fund	Invesco California Municipal Fund
Invesco Oppenheimer Rochester® High Yield Municipal Fund	Invesco Rochester® Municipal Opportunities Fund
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund	Invesco Limited Term California Municipal Fund
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund	Invesco Rochester® Limited Term New York Municipal Fund
Invesco Oppenheimer Rochester® New Jersey Municipal Fund	Invesco New Jersey Municipal Fund
Invesco Oppenheimer Rochester® New York Municipals Fund	Invesco Rochester® New York Municipals Fund
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund	Invesco Pennsylvania Municipal Fund
Invesco Oppenheimer Senior Floating Rate Fund	Invesco Senior Floating Rate Fund
Invesco Oppenheimer Senior Floating Rate Plus Fund	Invesco Senior Floating Rate Plus Fund
Invesco Oppenheimer Short Term Municipal Fund	Invesco Short Term Municipal Fund
Invesco Oppenheimer SteelPath MLP Alpha Fund	Invesco SteelPath MLP Alpha Fund
Invesco Oppenheimer SteelPath MLP Alpha Plus Fund	Invesco SteelPath MLP Alpha Plus Fund
Invesco Oppenheimer SteelPath MLP Income Fund	Invesco SteelPath MLP Income Fund
Invesco Oppenheimer SteelPath MLP Select 40 Fund	Invesco SteelPath MLP Select 40 Fund
Invesco Oppenheimer Total Return Bond Fund	Invesco Core Bond Fund
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